1
Gabelli Media Mogul Fund
Schedule of Investments — December 31, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 89.9%
Content Creation and Aggregation  — 49.7%
13,000 comScore Inc.† ........................................ $ 43,420
10,000 Discovery Inc., Cl. C† ............................... 229,000
18,000 Grupo Televisa SAB, ADR ......................... 168,660
6,000 iHeartMedia Inc., Cl. A† ............................ 126,240
17,000 Liberty Latin America Ltd., Cl. C† .............. 193,800
15,500 Liberty Media Acquisition Corp.† .............. 164,455
15,100 Liberty Media Corp.- Liberty Braves, Cl. C† 424,310
8,000 Liberty Media Corp.- Liberty Formula One,
Cl. A† ................................................... 474,720
10,000 Liberty Media Corp.- Liberty SiriusXM,
Cl. C† ................................................... 508,500
1,000 Live Nation Entertainment Inc.† ................ 119,690
1,000 Madison Square Garden Entertainment
Corp.† .................................................. 70,340
900 Madison Square Garden Sports Corp.† ..... 156,357
13,000 Sirius XM Holdings Inc. ............................ 82,550
3,000 ViacomCBS Inc., Cl. B .............................. 90,540
2,852,582
Digital Marketing and Retail  — 5.1%
33,000 Liberty TripAdvisor Holdings Inc., Cl. A† ... 71,610
29,000 Qurate Retail Inc., Cl. A ............................. 220,400
292,010
Diversified Consumer Services  — 4.5%
2,000 Barnes & Noble Education Inc.† ................ 13,620
110 Cie de L'Odet SE ....................................... 166,563
600 IAC/InterActiveCorp.† ............................... 78,426
258,609
Telecommunication Services  — 3.1%
3,300 AT&T Inc. ................................................. 81,180
3,500 Telesat Corp.† .......................................... 100,345
181,525
Telecommunications  — 3.8%
4,300 Comcast Corp., Cl. A ................................ 216,419
Television and Broadband Services  — 21.5%
250 Charter Communications Inc., Cl. A† ......... 162,992
1,500 Liberty Broadband Corp., Cl. A† ................ 241,350
2,000 Liberty Broadband Corp., Cl. C† ................ 322,200
16,000 Liberty Global plc, Cl. C† .......................... 449,440
1,600 Telenet Group Holding NV ......................... 58,401
1,234,383
Wireless Telecommunication Services  — 2.2%
1,100 T-Mobile US Inc.† ..................................... 127,578
TOTAL COMMON STOCKS .................. 5,163,106
Shares
Market
Value
PREFERRED STOCKS  — 2.3%
Digital Marketing and Retail  — 1.3%
700 Qurate Retail Inc., 8.000%, 03/15/31 ........ $ 72,254
Television and Broadband Services  — 1.0%
2,000 Liberty Broadband Corp., Ser. A, 7.000% .. 58,220
TOTAL PREFERRED STOCKS ............... 130,474
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 7.8%
$ 450,000 U.S. Treasury Bills,
0.040% to 0.060%††,
02/10/22 to 04/21/22 ............................ 449,969
TOTAL INVESTMENTS — 100.0%
(Cost $4,988,545) ................................. $ 5,743,549
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt